PENSION LIABILITIES, NET (Schedule Of Expected Benefit Payments) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Liability, Defined Benefit Plan [Abstract]
2020	$ 198
2021	202
2022	162
2023	152
2024 and thereafter	1,654
Expected benefit payments, total	$ 2,368